Average Annual Total Returns		12 Months Ended	46 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (Index returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	1.05%	0.01%
New Customized Benchmark (Index returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3],[4]
Bloomberg Municipal High Yield Bond Index (Index returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	6.32%	1.70%
Former Bloomberg Custom Blend Benchmark (Index returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6],[7]	5.51%	1.47%
iShares High Yield Muni Income Active ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.83%	1.44%
Performance Inception Date			Mar. 16, 2021
iShares High Yield Muni Income Active ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[8]	6.79%	1.32%
Performance Inception Date	[8]		Mar. 16, 2021
iShares High Yield Muni Income Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[8]	5.85%	1.90%
Performance Inception Date	[8]		Mar. 16, 2021

[1]
The Bloomberg Municipal Bond Index is an index that covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

[2]	The Fund has added this broad-based index in response to new regulatory requirements.
[3]	The New Customized Benchmark commenced in July 2025 and therefore the New Customized Benchmark does not have 1-year or since inception returns.
[4]	The New Customized Benchmark is comprised of 60% Muni HY (0-18 years), 20% Muni BBB (0-18 years) and 20% IG ex BBB (0‑18 years).
[5]	Effective approximately one year from the date of the Fund’s prospectus, the Fund will no longer compare its performance to this index.
[6]	Effective approximately one year from the date of the Fund’s prospectus, the Fund will no longer compare its performance to this index.
[7]	The Former Bloomberg Custom Blend Benchmark is comprised of 80% Bloomberg Municipal High Yield Index, 10% Bloomberg BBB Index and 10% Bloomberg Single A Index (0-18 years).
[8]
After‑tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to tax‑exempt investors or investors who hold shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.